Subsequent Events	6 Months Ended	10 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events

Note 9 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date through the date that the unaudited condensed financial statements were issued. Based upon this review, except as set forth below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the unaudited condensed financial statements.

On August 9, 2024, the Company entered into the Amendment to the Services and Indemnification Agreement pursuant to which, the Monthly Fee paid to TVC, effective as of April 1, 2024, was reduced from $24,091 to $18,882 for the period starting April 1, 2024. Upon completion of a Business Combination or its liquidation, the Company will cease paying the Monthly Fee.

On August 13, 2024, to document existing and future Working Capital Loans, the Company issued a convertible promissory note (the “Note”) to Michael Blitzer, the Company’s Chief Executive Officer, pursuant to which the Company may borrow up to $2,500,000 from Mr. Blitzer, related to ongoing expenses reasonably related to the business of the Company and the consummation of the Business Combination.

All unpaid principal under the Note shall be due and payable in full on the earlier of (i) November 30, 2024, or such later date by which the Company must consummate a Business Combination pursuant to its governing documents (as may be amended by a shareholder vote) and (ii) the effective date of a Business Combination (such earlier date, the “Maturity Date”), unless accelerated upon the occurrence of an event of default as set forth in the Note. Mr. Blitzer will have the option, at any time on or prior to the repayment of amounts owed under the Note, to convert up to $1,500,000 outstanding under the Note into warrants to purchase Class A ordinary shares at a conversion price of $1.00 per warrant, with each warrant entitling the holder to purchase one Class A ordinary share at a price of $11.50 per share, subject to the same adjustments applicable to the Private Placement Warrants. As of August 14, 2024, the Company has an outstanding borrowing of $274,750 under the Note.

Note 9 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date through the date that the financial statements were issued. Based upon this review, other than as disclosed below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

On March 28, 2024, the Company entered into the Amendment to the Services and Indemnification Agreement pursuant to which, the Monthly Fee paid to TVC, effective as of January 1, 2024, was reduced from $27,083.33 to (i) $17,708.33 for the period from January 1, 2024 to January 31, 2024 and (ii) $24,091 for the period starting February 1, 2024. Upon completion of a business combination or its liquidation, the Company will cease paying the Monthly Fee.